Hodges Fund
Retail Class Ticker HDPMX

Hodges Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

Small Intrinsic Value Fund
Retail Class Ticker HDSVX

Blue Chip Equity Income Fund
Retail Class Ticker HDPBX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 9, 2020 to
Statutory Prospectus dated July 29, 2020

Effective September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), has contractually agreed to lower its management fee from 0.85% to 0.82% of each of the Hodges Fund and the Hodges Small Cap Fund’s average daily net assets. This contractual waiver is in effect until August 31, 2021, and may not be terminated without the approval of the Board of Trustees of Professionally Managed Portfolios. In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and pay the Funds expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Hodges Fund, and 1.12% of average daily net assets of the Hodges Small Cap Fund, respectively (the “Expense Cap”). Prior to September 1, 2020, the Hodges Fund’s management fee and Expense Cap were 0.85% and 0.93%, respectively. Prior to September 1, 2020, the Hodges Small Cap Fund’s management fee and Expense Cap were 0.85% and 1.15%, respectively.

The “Fees and Expenses of the Fund” table and “Example” in the section entitled “SUMMARY SECTION – Hodges Fund” on page 2 of the Hodges Fund’s Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees(1)	0.82%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver and/or Expense Reimbursement	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.15%

(1)Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to lower its management fee from 0.85% to 0.82% of the Hodges Fund’s average daily net assets through August 31, 2021. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Advisor. The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.
(2)The Advisor has contractually agreed to reduce its fees and pay the Hodges Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Hodges Fund to 0.90% for the Fund (the “Expense Cap”). The Expense Cap will remain in effect until August 31, 2021. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same (taking into account the Expense Cap which is only reflected for the contractual period). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Hodges Fund
Retail Class Shares	$117	$412	$729	$1,627

The “Fees and Expenses of the Fund” table and “Example” in the section entitled “SUMMARY SECTION – Hodges Small Cap Fund” on page 8 of the Small Cap Fund’s Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Retail Class Shares	Institutional Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class Shares	Institutional Class Shares
Management Fees(1)	0.82%	0.82%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	1.31%	1.06%

(1)Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to lower its management fee from 0.85% to 0.82% of the Small Cap Fund’s average daily net assets through August 31, 2021. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Advisor. The Advisor has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this advisory fee waiver agreement.

Example

This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund
Retail Class Shares	$133	$422	$731	$1,610
Institutional Class Shares	$108	$344	$598	$1,326

The “Fees and Expenses of the Fund” table and “Example” in the section entitled “SUMMARY SECTION – Hodges Small Intrinsic Value Fund” on page 14 of the Small Intrinsic Value Fund’s Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	1.33%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and/or Expense Reimbursement	-1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.29%

(1) Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund

Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Small Intrinsic Value Fund to 1.04% (the “Expense Cap”). The Expense Cap will remain in effect at least until August 31, 2021. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the costs of investing in the Small Intrinsic Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Intrinsic Value Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Intrinsic Value Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Intrinsic Value Fund
Retail Class Shares	$131	$648	$1192	$2,680

The “Fees and Expenses of the Fund” table and “Example” in the section entitled “SUMMARY SECTION – Blue Chip Equity Income Fund” on page 21 of the Blue Chip Equity Income Fund’s Prospectus are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip Equity Income Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and/or Expense Reimbursement	-0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.30%

(1)Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Retail Class shares of the Blue Chip Equity Income Fund to 1.05% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until August 31, 2021. The agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Example

This Example is intended to help you compare the costs of investing in the Blue Chip Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Blue Chip Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Blue Chip Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Blue Chip Equity Income Fund
Retail Class Shares	$132	$448	$787	$1,743

The following information is added to the section entitled “MANAGEMENT OF THE FUNDS - Investment Advisor” on page 42 of the Funds’ Prospectus:

The Advisor has contractually agreed through August 31, 2021, to waive a portion of its advisory fees so that the net advisory fees as a percentage of each of the Hodges Fund and Small Cap Fund’s daily net assets retained by the Advisor is 0.82%. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. At the end of the contractual period the management fee will be returned to 0.85% for each of the Hodges Fund and Small Cap Fund.

The section entitled “MANAGEMENT OF THE FUNDS - Fund Expenses” on page 42 of the Funds’ Prospectus is hereby deleted and replaced with the following:

The Funds are responsible for their own operating expenses. However, the Advisor has contractually agreed to reduce its fees and pay expenses of the Funds to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) will not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Hodges Fund	0.90%
Small Cap Fund	1.12%
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the respective Fund, if requested by the Advisor, and the Board approves such reimbursement in subsequent years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such period (taking into account any reimbursements) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses. The current Expense Cap is in place through at least August 31, 2021 for the Small Intrinsic Value Fund and Blue Chip Equity Income Fund. The Expense Cap for the Hodges Fund and Small Cap Fund will remain in effect through at least August 31, 2021. At the end of the contractual period the Expense Cap for the Hodges Fund will be returned to 0.93% of the Fund’s average daily net assets, and the Expense Cap for the Small Cap Fund will be returned to 1.15% of the Fund’s average daily net assets.

Please retain this Supplement with the Prospectus.

Hodges Fund
Retail Class Ticker HDPMX

Hodges Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

Small Intrinsic Value Fund
Retail Class Ticker HDSVX

Blue Chip Equity Income Fund
Retail Class Ticker HDPBX

(each a “Fund” and collectively, the “Funds”)
each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 9, 2020 to
Statement of Additional Information (the “SAI”) dated July 29, 2020

Effective September 1, 2020, Hodges Capital Management, Inc. (the “Advisor”), has contractually agreed to lower its management fee from 0.85% to 0.82% of each of the Hodges Fund and the Hodges Small Cap Fund’s average daily net assets. This contractual waiver is in effect until August 31, 2021, and may not be terminated without the approval of the Board of Trustees of Professionally Managed Portfolios. In addition, the Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to order to limit Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Hodges Fund, and 1.12% of average daily net assets of the Hodges Small Cap Fund, respectively (the “Expense Cap”). Prior to September 1, 2020, the Hodges Fund’s management fee and Expense Cap were 0.85% and 0.93%, respectively. Prior to September 1, 2020, the Hodges Small Cap Fund’s management fee and Expense Cap were 0.85% and 1.15%, respectively.

1.The following information is added to second paragraph in the section entitled “THE FUND’S INVESTMENT ADVISOR” in the Funds’ SAI on page 35:

The Advisor has contractually agreed through August 31, 2021, to waive a portion of its advisory fees so that the net advisory fees as a percentage of each of the Hodges Fund and Small Cap Fund’s daily net assets retained by the Advisor is 0.82%. The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. At the end of the contractual period the management fee will be returned to 0.85% for each of the Hodges Fund and Small Cap Fund.

2.Additionally, the fifth paragraph and table in the section entitled “THE FUND’S INVESTMENT ADVISOR” in the Funds’ SAI on page 36 are hereby deleted and replaced with the following:

The Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding

Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) in order to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) will not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Cap”). The Expense Cap for the Small Intrinsic Value Fund and Blue Chip Equity Income Fund will remain in effect through at least August 31, 2021, and may continue for an indefinite period thereafter as determined by the Board. The Expense Cap for the Hodges Fund and the Small Cap Fund will remain in effect through August 31, 2021. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and expenses were paid. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. At the end of the contractual period the Expense Cap for the Hodges Fund will be returned to 0.93% of the Fund’s average daily net assets, and the Expense Cap for the Small Cap Fund will be returned to 1.15% of the Fund’s average daily net assets.

Fund	Expense Cap
Hodges Fund	0.90%
Small Cap Fund	1.12%
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

Please retain this Supplement with the SAI.